Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of valued using the compound option pricing model	The assumptions used in the Black-Scholes option-pricing method related to options issued to employees and nonemployees for the years ended 2020 and 2019 is set forth below:

	Year Ended December 31,
	2020	2019
Weighted-average grant date fair value	$0.83	$0.87
Expected dividend yield	0.00%	0.00%
Expected stock-price volatility	90.00%	89.00% - 104.00%
Risk-free interest rate	0.53%	1.63% - 2.50%
Term of options	5.60	5.76 - 6.08
Fair value per share of common stock on date of grant	$1.16	$1.16
Exercise price	$1.16	$1.16

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following table presents the Company’s financial assets and liabilities that are measured at fair value (in thousands):

	Fair value measurements at September 30, 2022
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$2,483	$2.483	$—	$—

Total assets measured at fair value	$2,483	$2.483	$—	$—

	Fair value measurements at December 31. 2021
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$4,338	$4,338	$—	$—

Total assets measured at fair value	$4,338	$4,338	$—	$—

Liabilities
Derivative liabilities	$35,700	$—	$—	$35,700

Total liabilities measured at fair value	$35,700	$—	$—	$35,700

The following table presents the Company’s financial assets and liabilities that are measured at fair value (in thousands):

	Fair value measurements at December 31, 2021
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets
Cash and cash equivalents	$4,338	$4,338	$—	$—

Total assets measured at fair value	4,338	4,338	—	—
Liabilities
Derivative liabilities	35,700	—	—	35,700

Total liabilities measured at fair value	$35,700	$—	$—	$35,700

	Fair value measurements at December 31, 2020
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$4,839	$4,839	$—	$—

Total assets measured at fair value	4,839	4,839
Liabilities
Derivative liabilities	35,400	—	—	35,400

Total liabilities measured at fair value	$35,400	$—	$—	$35,400

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table includes a summary of the derivative liabilities measured at fair value using significant unobservable inputs (Level 3) during the nine months ended September 30, 2022:

Fair value
Balance at December 31, 2021	$35,700
Change in fair value measurement	(35,700)

Balance at September 30, 2022	$—

The following table includes a summary of the derivative liabilities measured at fair value using significant unobservable inputs (Level 3) during the years ended December 31, 2021, 2020 and 2019:

Fair value
Beginning Balance at December 31, 2018	$—
Additions	10,100
Re-measurement of fair value	23,300

Ending Balance at December 31, 2019	33,400
Additions	2,800
Re-measurement of fair value	(800)

Ending Balance at December 31, 2020	35,400
Additions	—
Re-measurement of fair value	300

Ending Balance at December 31, 2021	$35,700

Vicker's Vantage
Schedule of fair value hierarchy of the valuation inputs

Description	Level	September 30, 2022	December 31, 2021
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$101,293,086	$139,410,739
Liabilities:
Warrant Liability – Private Placement Warrants	3	$1,162,800	$3,351,600
Conversion Option Liability (see Note 5)	3	$—	$6,892

Description	Level	December 31, 2021
Assets:
Investments held in Trust Account — U.S. Treasury Securities Money Market Fund	1	$139,410,739
Liabilities:
Warrant Liability — Private Placement Warrants	3	$3,351,600
Conversion Option Liability (see Note 5)	3	$6,892

Schedule of quantitative information regarding Level 3 fair value measurements

	As of September 30, 2022	As of December 31, 2021
Stock price	$10.33	$10.04
Strike price	$11.50	$11.50
Term (in years)	5.00	5.28
Volatility	0.0%	8.3%
Risk-free rate	4.03%	1.28%
Dividend yield	0.0%	0.0%
Fair value of warrants	$0.17	$0.49

As of December 31, 2021
Stock price	$10.04
Strike price	$11.50
Term (in years)	5.28
Volatility	8.3%
Risk-free rate	1.28%
Dividend yield	0.0%
Fair value of warrants	$0.49

Schedule of changes in the fair value of warrant liabilities

Private Placement
Fair value as of January 1, 2021	$—
Initial measurement on January 11, 2021	7,729,200
Change in valuation inputs or other assumptions	(4,104,000)

Fair value of as of March 31, 2021	3,625,200
Change in valuation inputs or other assumptions	68,400

Fair value of as of June 30, 2021	3,693,600
Change in valuation inputs or other assumptions	1,162,800

Fair value of as of September 30, 2021	4,856,400
Change in valuation inputs or other assumptions	(1,504,800)

Fair value of as of December 31, 2021	3,351,600
Change in valuation inputs or other assumptions	410,400

Fair value as of March 31, 2022	3,762,000
Change in valuation inputs or other assumptions	(2,530,800)

Fair value as of June 30, 2022	1,231,200
Change in valuation inputs or other assumptions	(68,400)

Fair value as of September 30, 2022	$1,162,800

Conversion Option Liability
Fair value as of January 1, 2021	$—
Initial measurement on December 20, 2021	18,727
Change in valuation inputs or other assumptions	(11,835)

Fair value of as of December 31, 2021	6,892
Initial measurement on January 10, 2022	—
Initial measurement on January 27, 2022	—
Change in valuation inputs or other assumptions	69,896

Fair value as of March 31, 2022	76,788
Change in valuation inputs or other assumptions	(76,788)

Fair value as of June 30, 2022 and September 30, 2022	$—

Private Placement
Fair value as of January 1, 2021	$—
Initial measurement on January 11, 2021	7,729,200
Change in valuation inputs or other assumptions	(4,377,600)

Fair value as of December 31, 2021	$3,351,600

Schedule of valued using the compound option pricing model

	As of September 30, 2022	As of December 31, 2021
Underlying warrant value	$0.0000	$0.0103
Exercise price	$0.75	$0.75
Holding period	0.50	0.28
Risk-free rate	4.03%	1.28%
Volatility	5.3%	8.3%
Dividend yield	0.0%	0.0%

	December 31, 2021	December 20, 2021 (Initial Measurement)
Underlying warrant value	$0.0103	$0.0281
Exercise price	$0.75	$0.75
Holding period	0.28	0.31
Risk-free rate %	1.28%	1.19%
Volatility%	8.3%	9.3%
Dividend yield %	0.0%	0.0%

Schedule of change in the fair value of conversion option liability

Fair value as of January 1, 2021	$—
Initial measurement on December 20, 2021	18,727
Change in fair value	(11,835)

Fair value as of December 31, 2021	$6,892